SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details Narrative)	9 Months Ended
Sep. 30, 2019
Computer equipment and furniture	30% declining balance per year
Trademark [Member]
Useful life	7 years 2 months 30 days
Payment platform [Member]
Useful life	5 years
Intellectual property/Technology [Member]
Useful life	7 years 2 months 30 days